CREDIT SUISSE WARBURG PINCUS FUNDS
----------------------------------
                                                CREDIT | ASSET
                                                SUISSE | MANAGEMENT

                                   SEMIANNUAL
                                     REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                           U.S. GOVERNMENT MONEY FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                              MUNICIPAL MONEY FUND






More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS U.S. GOVERNMENT MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001
--------------------------------------------------------------------------------
                                                                   June 14, 2001

Dear Shareholder:

   The period was one of considerable economic uncertainty, reflected in a volatile and downward spiraling stock market. The Federal Reserve, concerned about the slowing economy, lowered short-term interest rates by 250 basis points during the January-through-April span.

   Money market funds were, on the whole, beneficiaries of the uncertainty in terms of asset flows. Demand for liquid, short-term securities was often high, although investors periodically exited money-market funds on encouraging economic data. Credit Suisse Warburg Pincus U.S. Government Money Fund* (the "Fund") had total net assets of about $70 million on April 30, up from about $60 million at the start of the period.

   We began to extend the Fund's maturity in December, when it became clearer to us that the Fed would aggressively reduce rates. The Fund's average weighted maturity rose from 36 days on October 31 to 54 days as of April 30. The Fund's annualized yield for the seven-day period ended April 30, 2001 was 4.12%.

   The Fund will continue to emphasize what we believe to be the highest quality securities in order to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Brian Lockwood
Vice President
Credit Suisse Asset Management, LLC




----------
*    Name changed from DLJ U.S. Government Money Fund effective December 18,
     2000.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT

April 30, 2001
--------------------------------------------------------------------------------
                                                                   June 14, 2001

Dear Shareholder:

   The period was a positive one for money market funds, including those that invest in municipal securities, in terms of investment flows. Money market funds benefited from increased demand for liquid, short-term securities amid growing economic and profit uncertainty. Credit Suisse Warburg Pincus Municipal Money Fund* (the "Fund") had total net assets of $75 million on April 30, up from $56 million at the start of the period.

   We extended the Fund's maturity during the period. We began to move further out on the yield curve based on our belief that the Federal Reserve would aggressively lower interest rates. The Fed in fact reduced rates by 250 basis points during the January-through-April span. The Fund's average weighted maturity rose from 37 days on October 31 to 45 days as of April 30. The Fund's annualized yield for the seven-day period ended April 30, 2001 was 3.14%.

   The Fund will continue to focus on high-quality securities in order to provide what we deem to be attractive levels of after-tax yields without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Brian Lockwood
Vice President
Credit Suisse Asset Management, LLC


----------
*    Name changed from DLJ Municipal Money Fund effective December 18, 2000.

CREDIT SUISSE WARBURG PINCUS U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                               RATINGS
   PAR                                                                      (S&P/MOODY'S)         MATURITY    RATE%         VALUE
   ---                                                                      -------------         --------    -----         -----
AGENCY OBLIGATIONS (57.6%)
      $1,000,000   Fannie Mae                                                 (AAA , Aaa)         05/24/01    7.260   $  1,000,000
       2,000,000   Fannie Mae                                                 (AAA , Aaa)         11/14/01    6.500      2,000,909
       3,000,000   Fannie Mae                                                 (AAA , Aaa)         11/16/01    6.600      3,000,256
       5,000,000   Fannie Mae Discount Note                                   (AAA , Aaa)         05/31/01    5.000      4,979,792
       2,985,000   Fannie Mae Discount Note                                   (AAA , Aaa)         06/28/01    5.000      2,956,914
         665,000   Federal Farm Credit Bank                                   (AAA , Aaa)         07/02/01    5.875        665,774
       2,000,000   Federal Farm Credit Bank                                   (AAA , Aaa)         11/01/01    6.400      2,002,159
       1,770,000   Federal Home Loan Bank                                     (AAA , Aaa)         08/15/01    5.875      1,766,796
       2,000,000   Federal Home Loan Bank                                     (AAA , Aaa)         11/15/01    6.000      1,997,545
       3,000,000   Federal Home Loan Bank Discount Note                       (AAA , Aaa)         08/31/01    5.000      2,956,283
       3,000,000   Federal Home Loan Bank Discount Note                       (AAA , Aaa)         10/10/01    5.000      2,941,140
       5,000,000   Freddie Mac                                                (AAA , Aaa)         06/15/01    5.750      5,003,113
       3,000,000   Freddie Mac Discount Note                                  (AAA , Aaa)         05/15/01    4.350      2,994,925
         180,000   Freddie Mac Discount Note                                  (AAA , Aaa)         12/14/01    4.050        175,403
       3,000,000   Sallie Mae Discount Note                                   (AAA , Aaa)         07/02/01    4.649      2,976,233
       3,000,000   Sallie Mae Floating Rate Note(1)                           (AAA , Aaa)         10/18/01    4.241      3,000,000
                                                                                                                      ------------

TOTAL AGENCY OBLIGATIONS (Cost $40,417,242)                                                                             40,417,242
                                                                                                                      ------------

REPURCHASE AGREEMENTS (42.1%)
      14,485,000   JP Morgan & Co., Inc. (Agreement dated 04/30/01, to be
                     repurchased at $14,486,863, collateralized by
                     $14,922,000 U.S. Treasury Note 4.75% due 11/15/08.
                     Market value of collateral is $14,775,463)                                   05/01/01    4.630     14,485,000
      15,000,000   Morgan Stanley Dean Witter & Co., Inc. (Agreement dated
                     04/25/01, to be repurchased at $15,072,746, collateralized by $15,651,000 Federal National Mortgage Association
                     Pool 6.00% due 04/01/31. Market value of collateral is
                     $15,251,252.)                                                                05/02/01    4.370     15,000,000
                                                                                                                      ------------

TOTAL REPURCHASE AGREEMENTS (Cost $29,485,000)                                                                          29,485,000
                                                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $69,902,242(2))                                                                69,902,242

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                               211,367
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                    $70,113,609
                                                                                                                      ============

                      Average Weighted Maturity -- 53.52 days

--------------------------------------------------------------------------------
(1) The interest rate is as of April 30, 2001 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2)  Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                               RATINGS
   PAR                                                                      (S&P/MOODY'S)         MATURITY    RATE%         VALUE
   ---                                                                      -------------         --------    -----         -----
MUNICIPAL BONDS (96.4%)
ALASKA (0.3%)
     $   200,000   Valdez, AK, (Marine Air Terminal Pipeline
                     Co. Project), Revenue Bonds (Exxon Corp.
                     LOC) VRDN(1) (Cost $200,000)                             (AAA , Aaa)         05/01/01    4.350   $    200,000
                                                                                                                      ------------
ARIZONA (1.2%)
         900,000   Maricopa County, AZ, Pollution Control Corp.,
                     Revenue Bonds (Morgan Guaranty Trust Co.
                     LOC) VRDN(1) (Cost $900,000)                             (AA , P-1)          05/01/01    4.350        900,000
                                                                                                                      ------------
COLORADO (4.1%)
       2,000,000   Denver Metropolitan Major League Baseball
                     Stadium District, CO, Revenue Bonds, Series A
                     (FGIC LOC)                                               (AAA , Aaa)         10/01/01    6.000      2,043,094
       1,045,000   Denver, CO, City Municipality TECP (Bayerische
                     Landesbank LOC)                                        (A-1+ , VMIG1)        06/20/01    4.200      1,045,000
                                                                                                                      ------------
                 TOTAL COLORADO (Cost $3,088,094)                                                                        3,088,094
                                                                                                                      ------------
DISTRICT OF COLUMBIA (3.6%)
       2,710,000   District of Columbia, Revenue Bonds
                     (Bank of America LOC) VRDN(1) (Cost $2,710,000)          (AAA , NR)          05/03/01    4.200      2,710,000
                                                                                                                      ------------
IDAHO (2.7%)
       2,000,000   Idaho State, Tax Anticipation Notes,
                     General Obligation (Cost $2,003,112)                   (SP-1+ , MIG1)        06/29/01    5.375      2,003,112
                                                                                                                      ------------
ILLINOIS (13.9%)
       1,300,000   Chicago, IL, O'Hare International Airport,
                     Revenue Bonds, Series C (Society
                     General LOC) VRDN(1)                                     (AA- , Aa3)         05/02/01    4.250      1,300,000
       5,200,000   Illinois State, General Obligation                         (AAA , Aa2)         06/01/01    6.600      5,318,981
       1,050,000   Southwestern Illinois Development Authority,
                     Environmental Impact, Revenue Bonds,
                     (Shell Oil Co. Wood River Project) VRDN(1)               (AAA , Aa1)         05/01/01    4.550      1,050,000
       2,800,000   Southwestern Illinois Development Authority,
                     Solid Waste Disposal, Revenue Bonds,
                     (Shell Oil Co. Wood River Project) VRDN(1)               (AAA , Aa1)         05/01/01    4.550      2,800,000
                                                                                                                      ------------
                 TOTAL ILLINOIS (Cost $10,468,981)                                                                      10,468,981
                                                                                                                      ------------
KENTUCKY (5.2%)
       3,000,000   Kentucky State Property & Buildings, Revenue
                     Bonds (MBIA LOC)                                         (AAA , Aaa)         08/01/01    6.500      3,075,212
         800,000   Louisville & Jefferson County, KY, Regional
                     Airport Authority, Special Facilities,
                     Revenue Bonds (UPS, Inc. LOC) VRDN(1)                    (AAA , Aaa)         05/01/01    4.450        800,000
                                                                                                                      ------------
                 TOTAL KENTUCKY (Cost $3,875,212)                                                                        3,875,212
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                               RATINGS
   PAR                                                                      (S&P/MOODY'S)         MATURITY    RATE%         VALUE
   ---                                                                      -------------         --------    -----         -----
MUNICIPAL BONDS (CONT'D)

LOUISIANA (0.1%)
     $   100,000   Calcasieu Parish, LA, Public Trash Authority,
                     Solid Waste Disposal, Revenue Bonds (WPT
                     Corporate Project) (Morgan Guaranty Trust Co.
                     LOC) VRDN(1) (Cost $100,000)                              (AA , NR)          05/02/01    4.350  $     100,000
                                                                                                                      ------------
MARYLAND (2.3%)
       1,690,000   Washington Suburban Sanitation District,
                     Water Supply, Revenue Bonds (Cost $1,750,872)            (AAA , Aaa)         11/01/01    6.500      1,750,872
                                                                                                                      ------------
MASSACHUSETTS (2.0%)
       1,500,000   Massachusetts State Water Resources (Morgan
                     Guaranty Trust Co. LOC), TECP (Cost $1,500,000)         (A-1+ , P-1)         07/31/01    3.150      1,500,000
                                                                                                                      ------------
MICHIGAN (13.2%)
         800,000   Detroit, MI, Water Supply Systems,
                     Revenue Bonds (FGIC LOC) VRDN(1)                         (AAA , Aaa)         05/02/01    4.250        800,000
       1,000,000   Michigan State, Housing Development
                     Authority, Limited Obligation, Revenue
                     Bonds (Harbortown Project) (Bankers
                     Trust LOC) VRDN(1)                                      (NR , VMIG1)         05/03/01    4.125      1,000,000
       2,800,000   Michigan State, Housing Development
                     Authority, Limited Obligation, Revenue
                     Bonds (Laurel Valley Project) (Bank One
                     Michigan LOC) VRDN(1)                                   (NR , VMIG1)         05/02/01    4.300      2,800,000
       1,300,000   Michigan State, Housing Development
                     Authority, Revenue Bonds (Pine Ridge
                     Project) (Bank One Michigan
                     LOC) VRDN(1)                                            (NR , VMIG1)         05/02/01    4.300      1,300,000
       2,500,000   Michigan State, Strategic Federal Pollution
                     Control, Revenue Bonds (AMBAC
                     LOC) VRDN(1)                                            (NR , VMIG1)         05/01/01    4.450      2,500,000
       1,500,000   Michigan State, Strategic Federal Pollution
                     Control, Limited Obligation, Revenue
                     Bonds VRDN(1)                                             (A , A1)           05/01/01    4.400      1,500,000
                                                                                                                      ------------
                 TOTAL MICHIGAN (Cost $9,900,000)                                                                        9,900,000
                                                                                                                      ------------
MISSISSIPPI (1.7%)
       1,300,000   Jackson County, MS, Industrial Sewer
                     Facilities, Revenue Bonds (Chevron
                     Corp. LOC) VRDN(1) (Cost $1,300,000)                     (AA , Aa2)          05/01/01    4.550      1,300,000
                                                                                                                      ------------
MISSOURI (4.0%)
       3,000,000   University of Missouri, University System
                     Facilities, Revenue Bonds, Series B
                     VRDN(1) (Cost $3,000,000)                                (AA+ , Aa2)         05/03/01    4.250      3,000,000
                                                                                                                      ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                               RATINGS
   PAR                                                                      (S&P/MOODY'S)         MATURITY    RATE%         VALUE
   ---                                                                      -------------         --------    -----         -----
MUNICIPAL BONDS (CONT'D)
NEBRASKA (2.0%)
      $1,500,000   Nebhelp, Inc., NE, Student Loan Program,
                     Revenue Bonds, Series C (SLMA LOC)
                     (Cost $1,500,000)                                        (AAA , NR)          05/02/01    4.400   $  1,500,000
                                                                                                                      ------------
NORTH CAROLINA (3.1%)
       2,300,000   Winston-Salem, NC (Wachovia Bank &
                     Trust LOC) TECP (Cost $2,300,000)                         (NR , NR)          07/26/01    3.350      2,300,000
                                                                                                                      ------------
OHIO (10.7%)
       3,000,000   Cincinnati, OH, General Obligation Unlimited               (AA+ , Aa1)         12/01/01    4.200      3,017,265
       2,000,000   Ohio State, Air Quality Development
                     Authority, Revenue Bonds (Barclay's Bank
                     LOC) VRDN(1)                                             (AA , Aa2)          05/01/01    4.400      2,000,000
       1,000,000   Ohio State, Air Quality Development
                     Authority, Revenue Bonds (Society General
                     LOC) VRDN(1)                                             (AA- , NR)          05/02/01    4.300      1,000,000
       2,000,000   Ohio State, Pollution Control, Revenue Bonds,
                     (BP Amoco Corp. LOC)(1)                                  (AA+ , Aa1)         05/01/01    4.350      2,000,000
                                                                                                                      ------------
                 TOTAL OHIO (Cost $8,017,265)                                                                            8,017,265
                                                                                                                      ------------
TEXAS (17.0%)
       2,000,000   Austin, TX, Utility Systems, Revenue Bonds
                     (AMBAC LOC) VRDN(1)                                      (AAA , Aaa)         05/15/01    6.500      2,041,622
         300,000   Guadalupe-Blanco River Authority, Pollution
                     Control, Revenue Bonds (Central Power &
                     Light Co. Project) (Barclay's Bank LOC)(1)               (AAA , Aaa)         05/01/01    4.400        300,000
         900,000   Gulf Coast Waste Disposal Authority, TX,
                     Environmental Facilities, Revenue Bonds
                     (Amoco Oil Co. Project) (BP Amoco Corp.
                     LOC) VRDN(1)                                             (AA+ , Aa1)         05/01/01    4.550        900,000
       2,000,000   Gulf Coast Waste Disposal Authority, TX,
                     Revenue Bonds (Amoco Oil Co. Project)
                     (BP Amoco Corp. LOC) VRDN(1)                             (AA+ , Aa1)         05/01/01    4.550      2,000,000
       1,000,000   Lower Neches Valley Authority, TX, Industrial
                     Development Corp., Exempt Facilities,
                     Revenue Bonds (Mobil Oil Corp.
                     LOC) VRDN(1)                                             (AAA , Aaa)         05/01/01    4.400      1,000,000
       1,100,000   Sabine River Authority, TX, Pollution Control,
                     Revenue Bonds (Morgan Guaranty Trust Co.
                     LOC) VRDN(1)                                             (AAA , Aaa)         05/01/01    4.500      1,100,000
       1,000,000   Texas National Research Laboratory
                     Community, Superconducting Super Collider,
                     Revenue Bonds                                            (AAA , Aaa)         12/01/01    7.100      1,042,485
       3,300,000   Texas State, Tax & Revenue Anticipation
                     Notes, Series A                                        (SP-1+ , MIG1)        08/31/01    5.250      3,314,267


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                               RATINGS
   PAR                                                                      (S&P/MOODY'S)         MATURITY    RATE%         VALUE
   ---                                                                      -------------         --------    -----         -----
MUNICIPAL BONDS (CONT'D)
TEXAS (cont'd)
      $1,100,000   Trinity River Authority, TX, Pollution Control,
                     Revenue Bonds (Texas Utilities Electric Co.
                     Project) (AMBAC LOC)(1)                                  (AAA , Aaa)         05/01/01    4.550   $  1,100,000
                                                                                                                      ------------
                 TOTAL TEXAS (Cost $12,798,374)                                                                         12,798,374
                                                                                                                      ------------
WASHINGTON (4.0%)
       3,000,000   Washington State, General Obligation Unlimited,
                     Series R-92-A (Cost $3,018,186)                          (AA+ , Aa1)         09/01/01    6.200      3,018,186
                                                                                                                      ------------
WYOMING (5.3%)
       4,000,000   Lincoln County, WY, Pollution Control,
                     Revenue Bonds (Exxon Corp. LOC)
                     VRDN(1) (Cost $4,000,000)                                (AAA , Aaa)         05/01/01    4.350      4,000,000
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS (Cost $72,430,096)                                                                                72,430,096
                                                                                                                      ------------

SHORT-TERM INVESTMENT (2.8%)

      NUMBER OF
       SHARES
       ------

       2,098,562   Federated Investors Tax - Free Obligations

                     Fund (Cost $2,098,563)                                                                              2,098,563
                                                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $74,528,659(2))                                                                74,528,659

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                                                               622,771
                                                                                                                      ------------

NET ASSETS (100.0%)                                                                                                    $75,151,430
                                                                                                                      ============

                      Average Weighted Maturity -- 45.21 days
                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                             LOC = Letter of Credit
                        VRDN = Variable Rate Demand Note
                       TECP = Tax Exempt Commercial Paper

--------------------------------------------------------------------------------
(1) The interest rate is as of April 30, 2001 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2)  Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                U.S. GOVERNMENT           MUNICIPAL
                                                                                   MONEY FUND            MONEY FUND
                                                                                ---------------          ----------
ASSETS
      Investments, at value (Cost $40,417,242 and $74,528,659,
         respectively)                                                              $40,417,242           $74,528,659
      Repurchase aggreements, at value (Cost $29,485,000 for the
         U.S. Government Fund)                                                       29,485,000                    --
      Interest receivable                                                               461,842               810,111
      Receivable from investment adviser                                                     --                15,074
      Deferred organizational/offering costs                                             11,570                11,570
                                                                                    -----------           -----------
         Total Assets                                                                70,375,654            75,365,414
                                                                                    -----------           -----------

LIABILITIES
      Due to Custodian                                                                      341                    --
      Advisory fee payable                                                               22,474                25,324
      Administration services fee payable                                                17,477                16,631
      Distribution fee payable                                                           14,398                14,275
      Dividend payable                                                                  112,178                87,540
      Payable for Fund shares repurchased                                                   994                    --
      Accrued expenses payable                                                           94,183                70,214
                                                                                    -----------           -----------
         Total Liabilities                                                              262,045               213,984
                                                                                    -----------           -----------

NET ASSETS
      Capital stock, $0.001 par value                                                    70,102                75,150
      Paid-in capital                                                                70,029,647            75,075,328
      Undistributed net investment income                                                 3,614                    71
      Accumulated net realized gain from investments                                     10,246                   881
                                                                                    -----------           -----------
         Net Assets                                                                 $70,113,609           $75,151,430
                                                                                    ===========           ===========

      Shares Outstanding                                                             70,102,096            75,150,478
                                                                                    ===========           ===========
      Net asset value, offering price and redemption price per share                      $1.00                 $1.00
                                                                                          =====                 =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 U.S. GOVERNMENT           MUNICIPAL
                                                                                    MONEY FUND            MONEY FUND
                                                                                    -----------           -----------
INTEREST INCOME:                                                                    $2,361,320            $1,323,782
                                                                                    ----------            ----------

EXPENSES:
      Investment advisory fees                                                         155,416               139,491
      Administration services fees                                                      29,712                28,272
      Distribution fees                                                                 97,135                87,182
      Registration fees                                                                 22,219                18,228
      Audit fees                                                                        20,090                15,367
      Custodian fees                                                                    19,012                24,492
      Transfer agent fees                                                               15,875                16,241
      Printing fees                                                                      7,231                 8,337
      Legal fees                                                                         6,931                 6,229
      Offering/Organizational costs                                                      7,007                 7,007
      Trustees fees                                                                      4,488                 3,870
      Miscellaneous fees                                                                 1,350                 3,089
                                                                                       386,466               357,805
                                                                                    ----------            ----------
      Less: fees waived and expenses reimbursed                                        (36,781)              (43,950)
                                                                                    ----------            ----------
         Total expenses                                                                349,685               313,855
                                                                                    ----------            ----------
            Net investment income                                                    2,011,635             1,009,927
                                                                                    ----------            ----------
NET REALIZED GAIN FROM INVESTMENTS:                                                     18,095                   891
                                                                                    ----------            ----------
Net increase in net assets resulting from operations                                $2,029,730            $1,010,818
                                                                                    ==========            ==========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT MONEY FUND                    MUNICIPAL MONEY FUND
                                                 ---------------------------------------     -------------------------------------
                                                     FOR THE                                      FOR THE
                                                   SIX MONTHS               FOR THE             SIX MONTHS             FOR THE
                                                      ENDED               YEAR ENDED               ENDED             YEAR ENDED
                                                 APRIL 30, 2001           OCTOBER 31,         APRIL 30, 2001         OCTOBER 31,
                                                   (UNAUDITED)               2000               (UNAUDITED)             2000
                                                 -----------------       ---------------     -----------------     ---------------
FROM OPERATIONS:
   Net investment income                           $     2,011,635       $     3,372,107       $     1,009,927     $     1,771,214
   Net realized gain (loss) from investments                18,095                (7,062)                  891                 (10)
                                                 -----------------       ---------------     -----------------     ---------------

      Net increase in net assets
         resulting from operations                       2,029,730             3,365,045             1,010,818           1,771,204
                                                 -----------------       ---------------     -----------------     ---------------

FROM DIVIDENDS:
   Net investment income                                (2,011,635)           (3,372,119)           (1,009,927)         (1,771,214)
                                                 -----------------       ---------------     -----------------     ---------------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                        201,976,071           399,341,861           287,373,921         463,301,741
   Reinvestment of dividends                             1,973,438             3,067,701               912,145           1,606,149
   Net asset value of shares redeemed                 (193,779,640)         (402,354,037)         (269,623,054)       (452,767,241)
                                                 -----------------       ---------------     -----------------     ---------------

      Net increase in net assets from
         capital share transactions                     10,169,869                55,525            18,663,012          12,140,649
                                                 -----------------       ---------------     -----------------     ---------------

   Net increase in net assets                           10,187,964                48,451            18,663,903          12,140,639

NET ASSETS:
   Beginning of period                                  59,925,645            59,877,194            56,487,527          44,346,888
                                                 -----------------       ---------------     -----------------     ---------------

   End of period                                   $    70,113,609       $    59,925,645       $    75,151,430     $    56,487,527
                                                 =================       ===============     =================     ===============

   UNDISTRIBUTED NET INVESTMENT INCOME:            $         3,614       $         3,614       $            71     $            71
                                                 =================       ===============     =================     ===============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                          FOR THE SIX                       FOR THE YEAR ENDED
                                                          MONTHS ENDED                          OCTOBER 31,
                                                         APRIL 30, 2001  ------------------------------------------------------
                                                           (UNAUDITED)         2000           1999          1998        1997(1)
                                                         --------------  -------------   -----------    ----------- -----------
PER-SHARE DATA
   Net asset value, beginning of period                       $ 1.00         $ 1.00          $ 1.00         $ 1.00      $ 1.00
                                                            --------        -------         -------        -------     -------
INVESTMENT ACTIVITIES:
   Net investment income                                       0.025          0.053           0.042          0.047       0.032
                                                            --------        -------         -------        -------     -------
LESS DIVIDENDS:
   Dividends from net investment income                       (0.025)        (0.053)         (0.042)        (0.047)     (0.032)
                                                            --------        -------         -------        -------     -------
NET ASSET VALUE, END OF PERIOD                                $ 1.00         $ 1.00          $ 1.00         $ 1.00      $ 1.00
                                                            ========        =======         =======        =======     =======
         Total return                                          2.58%(2)        5.39%           4.26%          4.79%       4.68%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                    $70,114         $59,926         $59,877        $56,697     $35,174
      Ratio of expenses to average net assets                  0.90%(3)       0.90%            0.90%          0.90%       0.90%(3)
      Ratio of net investment income to average
         net assets                                            5.14%(3)       5.26%            4.19%          4.68%       4.65%(3)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                  0.10%(3)       0.09%            0.19%          0.25%       0.45%(3)
----------------------------------------------------------------------------------------------------------------------------------

(1)  For the period February 24, 1997 (inception date) through October 31, 1997.

(2)  Non-annualized.

(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                          FOR THE SIX                       FOR THE YEAR ENDED
                                                          MONTHS ENDED                          OCTOBER 31,
                                                         APRIL 30, 2001  ------------------------------------------------------
                                                           (UNAUDITED)         2000           1999          1998        1997(1)
                                                         --------------  -------------   -----------    ----------- -----------
PER-SHARE DATA
   Net asset value, beginning of period                      $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                             -------        -------       -------        -------      -------
INVESTMENT ACTIVITIES:
   Net investment income                                       0.014          0.032         0.023          0.027        0.020
                                                             -------        -------       -------        -------      -------
LESS DIVIDENDS:
   Dividends from net investment income                       (0.014)        (0.032)       (0.023)        (0.027)      (0.020)
                                                             -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD                               $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                             =======        =======       =======        =======      =======
         Total return                                           1.44%(2)       3.23%         2.37%          2.72%        2.90%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                     $75,151        $56,488       $44,347        $57,778      $38,681
      Ratio of expenses to average net assets                   0.90%(3)       0.90%         0.90%          0.90%        0.90%(3)
      Ratio of net investment income to average
         net assets                                             2.89%(3)       3.17%         2.33%          2.68%        2.87%(3)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                   0.13%(3)       0.09%         0.14%          0.15%        0.40%(3)
---------------------------------------------------------------------------------------------------------------------------------

(1)  For the period February 24, 1997 (inception date) through October 31, 1997.

(2)  Non-annualized.

(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Warburg Pincus Opportunity Funds, formerly the DLJ Opportunity Funds (the "Trust"), was organized as a Delaware business trust under the laws of Delaware on May 31, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company consisting of four investment funds. The accompanying financial statements and notes are those of the Credit Suisse Warburg Pincus U.S. Government Money Fund, formerly the DLJ U.S. Government Money Fund ("U.S. Government Money Fund") and the Credit Suisse Warburg Pincus Municipal Money Fund, formerly the DLJ Municipal Money Fund ("Municipal Money Fund") (each, a "Fund" and together, the "Funds").

    The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal. The investment objective of the Municipal Money Fund is maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes.

    Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

    A) SECURITY VALUATIONS -- Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.

    B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    C) DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gains.

    D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    F) DEFFERED ORGANIZATION COSTS -- Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

    G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

("DLJSC"), a wholly-owned subsidiary of DLJ, served as investment advisor to the Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business, Credit Suisse Asset Management, LLC ("CSAM"). Accordingly, CSAM presently acts as the investment advisor to the Funds. On October 26, 2000, the Board of Trustees of the Funds approved an interim investment advisory agreement (the "Interim Advisory Agreement") with CSAM on behalf of the Funds. Under the Interim Advisory Agreement with the Funds, CSAM provided investment advisory services to the Funds. For these services, the Funds paid CSAM at the following annual percentage rates of the average daily net assets of each Fund: .40% of each Fund's first $1 billion and
 .35% of the balance. Such fees were accrued daily and paid monthly. On March 23, 2001, a new investment advisory agreement with CSAM on the same economic terms as the Interim Advisory Agreement was approved by the shareholders of each Fund. For the six months ended April 30, 2001, investment advisory fees and waivers were as follows:

                                            GROSS                                           NET
         FUND                            ADVISORY FEE              WAIVERS             ADVISORY FEE
         ----                            ------------              -------             ------------
         U.S. Government Money              $155,416               $(36,781)            $118,635
         Municipal Money                     139,491                (43,950)              95,541

    On February 1, 2001, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Financial Services Group, were retained by the Funds as co-administrators to each of the Funds. DLJAM and then CSAM provided administration services to the Funds without charge prior to February 1, 2001.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For administration services, each Fund pays CSAMSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the period February 1, 2001 to April 30, 2001, co-administration fees earned by CSAMSI were as follows:

                                                             CO-ADMINISTRATION
                 FUND                                              FEES
                 ----                                        -----------------
                 U.S. Government Money                             $17,477
                 Municipal Money                                    16,631

    For administration services, PFPC receives a fee calculated at an annual rate of .07% of each Fund's first $500 million in average daily net assets, .06% of the next $1 billion in average daily net assets and .05% of average daily net assets over $1.5 billion, exclusive of out of pocket expenses. For the period February 1, 2001 to April 30, 2001, co-administration fees earned by PFPC were as follows:

                                                           CO-ADMINISTRATION
                 FUND                                              FEES
                 ----                                      -----------------
                 U.S. Government Money                          $12,235
                 Municipal Money                                 11,641

    In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to Rule 12b-1 under the Act, each Fund has entered into a Distribution Service Agreement (the "Agreement") with CSAMSI, under which each Fund pays a distribution services fee to CSAMSI at an annual rate of up to .25% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to CSAMSI for its distribution and service activities as reimbursement for specific expenses incurred. CSAM may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, DLJSC served as the distributor of each Fund's shares. For the six months ended April 30, 2001, distribution fees were as follows:

                 FUND                                 DISTRIBUTION FEES
                 ----                                 -----------------
                 U.S. Government Money                   $97,135
                 Municipal Money                          87,182

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the period ended April 30, 2001, Merrill has received no compensation from the Funds for these services.

CREDIT SUISSE WARBURG PINCUS MONEY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. CAPITAL SHARE TRANSACTIONS

    Each Fund is authorized to issue unlimited shares of capital stock at $.001 par value per share. Transactions in shares of each Fund were as follows ($1.00 per share):

                                                   U.S. GOVERNMENT MONEY FUND                        MUNICIPAL MONEY FUND
                                              -----------------------------------              ----------------------------------
                                              FOR THE SIX           FOR THE YEAR               FOR THE SIX           FOR THE YEAR
                                              MONTHS ENDED              ENDED                  MONTHS ENDED              ENDED
                                                APRIL 30,            OCTOBER 31,                APRIL 30,             OCTOBER 31,
                                                  2001                  2000                      2001                   2000
                                              --------------        --------------             -------------         -------------
Shares sold                                      201,976,071           399,341,861               287,373,921           463,301,741
Shares issued through
   reinvestment of dividends                       1,973,438             3,067,701                   912,145             1,606,149
Shares redeemed                                 (193,779,640)         (402,354,037)             (269,623,054)         (452,767,241)
                                              --------------        --------------             -------------         -------------
Net Increase                                      10,169,869                55,525                18,663,012            12,140,649
                                              ==============        ==============             =============         =============

NOTE 4. SPECIAL SHAREHOLDER MEETING RESULTS

    A special meeting of shareholders of the U.S. Government Money Fund and Municipal Money Fund was held on March 23, 2001 to approve a new investment advisory agreement for each Fund.

    The voting results for each Fund were as follows:

U.S. GOVERNMENT                                                                   % OF SHARES TO TOTAL        % OF SHARES TO TOTAL
MONEY FUND                                               SHARES                    OUTSTANDING SHARES             SHARES VOTED
---------------                                         ----------                --------------------        --------------------
For                                                     50,614,565                         69.5%                         92.7%
Against                                                    113,158                          0.2%                          2.0%
Abstain                                                  1,414,665                          0.2%                          2.6%
MUNICIPAL                                                                         % OF SHARES TO TOTAL        % OF SHARES TO TOTAL
MONEY FUND                                               SHARES                    OUTSTANDING SHARES             SHARES VOTED
---------------                                         ----------                --------------------        --------------------
For                                                     37,318,698                         54.1%                         94.7%
Against                                                    261,880                          0.4%                          2.7%
Abstain                                                  1,835,099                          0.7%                          4.7%

CREDIT SUISSE WARBURG PINCUS FUNDS
----------------------------------
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                                                SUISSE | MANAGEMENT



                      P.O. BOX 9030, BOSTON, MA 02205-9030

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